Capital Structure, Warrants (Details) - Class A Warrants [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Warrants [Abstract]
Shares issued upon exercise of warrants (in shares)	0
Warrants outstanding (in shares)	6,962,770
Warrant exercise price (in dollars per share) | $ / shares	$ 2.25
Shares to be issued upon exercise of remaining warrants (in shares)	6,962,770